Other assets and other liabilities - Summary of Changes in Product Warranties (Detail) - Warranty provision [member] ¥ in Millions	12 Months Ended
Mar. 31, 2024 JPY (¥)
Disclosure of other provisions [line items]
Balance at beginning of the fiscal year	¥ 26,167
Additional product warranties	21,824
Amounts used during the year	(20,469)
Unused amounts reversed during the year	(5,238)
Translation adjustment	2,469
Balance at end of the fiscal year	¥ 24,753